Income Taxes - Schedule of Reconciles Hong Kong Statutory Rates to the Company’s Effective Tax (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciles Effective Tax [Abstract]
Profit before income taxes		$ 1,209,506		$ 418,791	$ 1,044,073
Hong Kong Profits Tax rate		16.50%		16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 199,569		$ 69,101	$ 172,272
Reconciling items:
Tax effect of income that is not taxable	[1]	(947,213)		(57)	(98)
Tax effect on expenses that is not deductible	[2]	13,980	[1]	50,901
Tax effect of rate differences in various jurisdictions		126,607
Effect of domestic tax allowance		(21,244)		(21,598)	(21,596)
Tax effect on changes in valuation allowance		628,301
Income tax expense				$ 98,347	$ 150,578

[1]	Income that is not taxable mainly consisted of the interest income and the reversal of provision for expected credit loss which are non-taxable under Hong Kong income tax law.
[2]	Expenses that are not deductible mainly consisted of legal and professional fee which are non-deductible under Hong Kong income tax law